Intangible assets and goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Reconciliation of carrying amount of goodwill
Goodwill at beginning of period	$ 1,501
Goodwill at end of period	1,836
Cost
Reconciliation of carrying amount of goodwill
Goodwill at beginning of period	1,501
Acquisition through business combination	46,950
Goodwill impairment	(46,947)
Translation reserve	332
Goodwill at end of period	$ 1,836